Tax matters - Statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax matters
Accounting profit/(loss) before income tax	$ (119,936)	$ (222,420)	$ (411,818)
Adjustment for discontinued operations		(5,399)	(28,135)
Accounting profit/(loss) before income tax	$ (119,936)	$ (227,819)	$ (439,954)
Effective tax rate	18.00%	24.00%	24.00%
At weighted effective tax rate of 18% (2020: 24% and 2019: 24%)	$ (22,650)	$ (54,294)	$ (105,369)
Non-taxable income/(expenses)			(17,020)
Non-deductible expenses	(11,399)	6,779	49,390
Movements in unprovided deferred tax			4,604
Differing territorial tax rates	2,603	3,064	(3,987)
Adjustments in respect of prior periods		(50)	2,160
Other items	27,885	70,123	20,407
Elimination of effect of interest in joint ventures	(782)	899	917
Other permanent differences	(673)	(389)	9,234
Incentives and deductions	88	(2,456)	(1,302)
US State taxes	367	(1,737)	(824)
Taxable capital gains			249
Income tax expense (benefit)	$ (4,562)	$ 21,939	$ (41,541)